JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

May 17, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I on behalf of
JPMorgan Alternative Strategies Fund (the “Fund”)
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust, pursuant to pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), Post-Effective Amendment No. 269 (Amendment No. 270 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The purpose of this filing is to reflect a change to the Fund’s investment objective and changes to some of the Fund’s investment strategies and associated risks.

If you have any questions concerning this filing, please call me at (614) 901-1410.

Very truly yours,

/s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary

Cc: Vincent J. Di Stefano